Significant Accounting Policies - Impact of the Adoption of ASC 606 on consolidated Statement of Operations (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statement of Income Captions [Line Items]
Voyage revenues	$ 651,561	$ 331,976	$ 221,987
Voyage expenses	121,596	64,682	65,821
Charter-in hire expenses	92,896	5,325	3,550
Net income/(loss)	$ 58,397	$ (9,771)	$ (154,228)
Earnings/(Loss) per share, basic	$ 0.76	$ (0.16)	$ (3.24)
Earnings/(Loss) per share, diluted	$ 0.76	$ (0.16)	$ (3.24)
Balances without Standard Adoption | ASC 606
Condensed Statement of Income Captions [Line Items]
Voyage revenues	$ 652,228
Voyage expenses	122,037
Charter-in hire expenses	93,508
Net income/(loss)	$ 58,011
Earnings/(Loss) per share, basic	$ 0.75
Earnings/(Loss) per share, diluted	$ 0.75
Effect of Standard Adoption | ASC 606
Condensed Statement of Income Captions [Line Items]
Voyage revenues	$ (667)
Voyage expenses	441
Charter-in hire expenses	612
Net income/(loss)	$ 386
Earnings/(Loss) per share, basic	$ 0.01
Earnings/(Loss) per share, diluted	$ 0.00